Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of geographical information of operating segments

							Total reportable
	Argentina	Brazil	Uruguay	Armenia	Ecuador	Italy	segment
Year ended December 31, 2025
Aeronautical revenue (*)	545,455	44,935	84,422	101,166	81,299	77,427	934,704
Non-aeronautical revenue (*)
Commercial revenue	400,555	72,815	85,479	178,816	30,662	54,360	822,687
Construction service revenue	123,461	777	32,538	16,364	2,471	30,166	205,777
Other revenue	—	—	28	—	—	8,490	8,518
Revenue	1,069,471	118,527	202,467	296,346	114,432	170,443	1,971,686
Salaries and social security contributions	(175,606)	(21,776)	(31,017)	(23,550)	(12,763)	(32,535)	(297,247)
Concession fees	(138,108)	(22,300)	(23,782)	—	(36,398)	(9,714)	(230,302)
Construction service cost	(123,177)	(777)	(32,538)	(15,894)	(2,471)	(18,642)	(193,499)
Maintenance expense	(132,948)	(5,773)	(20,271)	(6,819)	(7,086)	(14,516)	(187,413)
Amortization and depreciation	(132,932)	(11,403)	(10,725)	(22,813)	(7,420)	(11,386)	(196,679)
Cost of fuel	—	(287)	(3,430)	(110,284)	—	—	(114,001)
Other operational expenditures	(126,470)	(19,936)	(24,450)	(19,706)	(22,392)	(46,013)	(258,967)
Operational expenditure	(829,241)	(82,252)	(146,213)	(199,066)	(88,530)	(132,806)	(1,478,108)
Impairment loss of non-financial assets	—	—	—	—	—	(335)	(335)
Other operating income	25,646	3,348	287	587	38	611	30,517
Other operating expenses	(10,008)	(26)	(1,088)	(1,586)	(36)	—	(12,744)
Operating income / (loss)	255,868	39,597	55,453	96,281	25,904	37,913	511,016
Share of income / (loss) in associates	—	—	—	—	—	10	10
Amortization and depreciation	132,932	11,403	10,725	22,813	7,420	11,386	196,679
Adjusted Ebitda	388,800	51,000	66,178	119,094	33,324	49,309	707,705
Construction services revenue	(123,461)	(777)	(32,538)	(16,364)	(2,471)	(30,166)	(205,777)
Construction services cost	123,177	777	32,538	15,894	2,471	18,642	193,499
Adjusted Ebitda excluding Construction Services	388,516	51,000	66,178	118,624	33,324	37,785	695,427

Current assets	251,740	112,487	47,710	73,022	61,014	73,155	619,128
Non-current assets	1,852,734	489,453	267,095	225,285	46,023	308,678	3,189,268
Capital Expenditure	123,742	2,832	38,819	22,039	5,225	34,128	226,785
Current liabilities	277,104	279,587	36,875	22,134	51,118	85,034	751,852
Non-current liabilities	764,975	782,678	68,911	127	5,232	151,258	1,773,181

(*) Mainly includes revenues recognized over time, see Note 5.

							Total reportable
	Argentina	Brazil	Uruguay	Armenia	Ecuador	Italy	segment
Year ended December 31, 2024
Aeronautical revenue (*)	512,153	40,809	81,033	90,534	81,438	70,762	876,729
Non-aeronautical revenue (*)
Commercial revenue	376,187	68,817	75,137	150,453	28,748	47,208	746,550
Construction service revenue	155,641	1,498	37,903	11,840	75	16,404	223,361
Other revenue	—	—	16	—	—	4,413	4,429
Revenue	1,043,981	111,124	194,089	252,827	110,261	138,787	1,851,069
Salaries and social security contributions	(184,764)	(22,456)	(27,311)	(21,120)	(12,763)	(28,367)	(296,781)
Concession fees	(130,156)	(21,947)	(21,672)	—	(36,580)	(8,313)	(218,668)
Construction service cost	(155,375)	(1,498)	(37,903)	(11,495)	(75)	(10,488)	(216,834)
Maintenance expense	(132,313)	(5,594)	(16,034)	(6,010)	(4,749)	(8,486)	(173,186)
Amortization and depreciation	(110,829)	(11,190)	(9,553)	(21,347)	(7,092)	(10,563)	(170,574)
Cost of fuel	—	(267)	(3,519)	(94,922)	—	—	(98,708)
Other operational expenditures	(123,586)	(19,502)	(23,440)	(15,948)	(22,388)	(39,923)	(244,787)
Operational expenditure	(837,023)	(82,454)	(139,432)	(170,842)	(83,647)	(106,140)	(1,419,538)
Other operating income	22,705	22,110	23	336	64	1,041	46,279
Other operating expenses	(5,233)	(447)	(265)	(991)	(27)	—	(6,963)
Operating income / (loss)	224,430	50,333	54,415	81,330	26,651	33,688	470,847
Share of income / (loss) in associates	(1)	—	—	—	—	12	11
Amortization and depreciation	110,829	11,190	9,553	21,347	7,092	10,563	170,574
Adjusted Ebitda	335,258	61,523	63,968	102,677	33,743	44,263	641,432
Construction services revenue	(155,641)	(1,498)	(37,903)	(11,840)	(75)	(16,404)	(223,361)
Construction services cost	155,375	1,498	37,903	11,495	75	10,488	216,834
Adjusted Ebitda excluding Construction Services	334,992	61,523	63,968	102,332	33,743	38,347	634,905

Current assets	242,657	66,824	42,502	70,306	64,789	54,069	541,147
Non-current assets	1,999,467	461,164	227,452	185,355	47,605	253,599	3,174,642
Capital Expenditure	155,747	2,610	36,479	17,514	4,164	19,170	235,684
Current liabilities	253,577	181,138	30,102	17,211	54,374	65,191	601,593
Non-current liabilities	846,196	704,842	62,821	—	4,282	124,224	1,742,365

(*) Mainly includes revenues recognized over time, see Note 5.

							Total reportable
	Argentina	Brazil	Uruguay	Armenia	Ecuador	Italy	segment
Year ended December 31, 2023
Aeronautical revenue (*)	296,393	45,656	65,428	88,519	78,336	70,121	644,453
Non-aeronautical revenue (*)
Commercial revenue	251,274	64,838	68,077	160,355	26,871	39,908	611,323
Construction service revenue	93,014	151	31,705	3,630	21	16,201	144,722
Other revenue	—	—	20	—	—	7,192	7,212
Revenue	640,681	110,645	165,230	252,504	105,228	133,422	1,407,710
Salaries and social security contributions	(109,260)	(24,592)	(25,221)	(18,988)	(12,276)	(27,554)	(217,891)
Concession fees	(79,930)	(22,551)	(18,748)	—	(35,122)	(7,630)	(163,981)
Construction service cost	(92,899)	(151)	(31,705)	(3,524)	(21)	(9,971)	(138,271)
Maintenance expense	(66,423)	(7,359)	(14,878)	(5,757)	(5,675)	(7,657)	(107,749)
Amortization and depreciation	(60,534)	(12,035)	(8,154)	(19,638)	(6,688)	(10,695)	(117,744)
Cost of fuel	—	(356)	(3,740)	(109,242)	—	—	(113,338)
Other operational expenditures	(66,197)	(23,324)	(20,515)	(14,653)	(20,330)	(41,281)	(186,300)
Operational expenditure	(475,243)	(90,368)	(122,961)	(171,802)	(80,112)	(104,788)	(1,045,274)
Impairment (loss) / reversal of non-financial assets (**)	—	103,764	—	—	—	(926)	102,838
Other operating income (**)	13,426	82,793	60	361	240	710	97,590
Other operating expenses	(7,344)	(542)	(506)	(1,021)	(38)	—	(9,451)
Operating income / (loss)	171,520	206,292	41,823	80,042	25,318	28,418	553,413
Share of income / (loss) in associates	(5)	—	—	—	—	14	9
Amortization and depreciation	60,534	12,035	8,154	19,638	6,688	10,695	117,744
Adjusted Ebitda	232,049	218,327	49,977	99,680	32,006	39,127	671,166
Construction services revenue	(93,014)	(151)	(31,705)	(3,630)	(21)	(16,201)	(144,722)
Construction services cost	92,898	151	31,705	3,524	21	9,972	138,271
Adjusted Ebitda excluding Construction Services	231,933	218,327	49,977	99,574	32,006	32,898	664,715

(*) Mainly includes revenues recognized over time, see Note 5.

(**) The Brazilian segment includes the impact of the compensation received regarding the Natal airport, see Note 26.b.

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2025	2024	2023
Adjusted Ebitda - Total reportable segment	707,705	641,432	671,166
Amortization and depreciation	(196,679)	(170,574)	(117,744)
Intrasegment Adjustments	41	—	—
Unallocated	8,300	(24,601)	(5,677)
Financial income	68,344	71,430	101,598
Financial loss	(243,955)	110,305	(406,570)
Inflation adjustment	(11,074)	(21,260)	(40,547)
Income before income tax expense	332,682	606,732	202,226

	For the year ended December 31, 2025				For the year ended December 31, 2024				For the year ended December 31, 2023
	Total reportable	Intrasegment			Total reportable	Intrasegment			Total reportable	Intrasegment
	segment	Adjustments	Unallocated	Total	segment	Adjustments	Unallocated	Total	segment	Adjustments	Unallocated	Total
Revenue	1,971,686	(17,598)	8,046	1,962,134	1,851,069	(16,018)	8,216	1,843,267	1,407,710	(15,595)	7,923	1,400,038
Operational expenditure	(1,478,108)	17,641	(32,094)	(1,492,561)	(1,419,538)	16,018	(31,921)	(1,435,441)	(1,045,274)	15,595	(23,667)	(1,053,346)
Impairment (loss)/reversal of non-financial assets	(335)	—	—	(335)	—	—	—	—	102,838	—	—	102,838
Other operating income	30,517	(2)	1,277	31,792	46,279	—	111	46,390	97,590	—	2,970	100,560
Other operating expenses	(12,744)	—	(2)	(12,746)	(6,963)	—	—	(6,963)	(9,451)	—	(2)	(9,453)
Operating income / (loss)	511,016	41	(22,773)	488,284	470,847	—	(23,594)	447,253	553,413	—	(12,776)	540,637
Share of loss in associates	10	—	31,073	31,083	11	—	(1,007)	(996)	9	—	7,099	7,108
Financial income				68,344				71,430				101,598
Financial loss				(243,955)				110,305				(406,570)
Inflation adjustment				(11,074)				(21,260)				(40,547)
Income before income tax expense				332,682				606,732				202,226
Income tax				(74,963)				(298,820)				24,241
Income for the period				257,719				307,912				226,467

	At December 31, 2025				At December 31, 2024
	Total reportable	Intrasegment			Total reportable	Intrasegment
	segment	Adjustments	Unallocated	Total	segment	Adjustments	Unallocated	Total
Current assets	619,128	(193,373)	559,287	985,042	541,147	(92,626)	316,993	765,514
Non-current assets	3,189,268	(15,568)	289,935	3,463,635	3,174,642	(47,044)	288,338	3,415,936
Capital Expenditure	226,785	—	2	226,787	235,684	—	28	235,712
Current liabilities	751,852	(193,604)	170,266	728,514	601,593	(92,626)	94,763	603,730
Non-current liabilities	1,773,181	(15,496)	301,730	2,059,415	1,742,365	(47,044)	364,439	2,059,760